Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Nov. 19, 2021	Sep. 16, 2020	Sep. 14, 2020	Jan. 10, 2017	May 01, 2016	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Net proceeds from offering								$ 339,760	$ 161,981
Unrecognized compensation expense							$ 11,357
Weighted average vesting period							3 years 18 days
Weighted average fair value of options granted (in Dollars per share)							$ 47.06	$ 64.93	$ 31.55
Total intrinsic value of options exercised							$ 1,086	$ 27,181	$ 12,698
Weighted average fair value of shares vested (in Dollars per share)							$ 57.98
Risk-free rate			0.40%
Volatility rate			52.00%
Dividend yield			0.00%
Expected term			5 years 3 months 25 days
Recognized reduction revenues							$ 22,500	$ 25,423	$ 5,366
Total unrecognized amount to be recognized as reduction in revenues							$ 61,675
Secondary Offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)		2,999,999
Net proceeds from offering	$ 339,760	$ 161,981
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)	2,336,892
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)			3,401,028	2,932,176
Exercise price (in Dollars per share)			$ 59.26	$ 13.04
Payments for purchased products and services			$ 400,000	$ 150,000	$ 5,000	$ 5,000
Class of warrant exercisable (in Shares)		2,162,463
Cashless sale (in Shares)		1,689,942
Exercised warrants (in Shares)	769,713
Shares received upon that exercise (in Shares)	705,953
Warrants exercisable (in Shares)							1,515,870
Board of Directors Chairman [Member]
Shareholders' Equity (Details) [Line Items]
Increase in the ordinary shares reserved for issuance (in Shares)							1,065,982
Ordinary shares available for future grant (in Shares)							3,567,317
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)	705,953
Options exercisable, description							The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.
Unrecognized compensation expense							$ 43,865
Weighted average fair value of options granted (in Dollars per share)							$ 43.65	$ 115.65	$ 40.93
Weighted average fair value of shares vested (in Dollars per share)								$ 31.63	$ 24.52
Weighted average vesting period							2 years 9 months 10 days
Phantom Share Units (PSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of options vested							$ 1,338